Net impairment loss on financial assets	12 Months Ended
Dec. 31, 2017
Net impairment loss on financial assets [Abstract]
Net impairment loss on financial assets
37.	Net impairment loss on financial assets

Net impairment loss on financial assets for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Impairment losses on:
Loans	~~W~~	(1,021,711)	(1,102,781)	(800,928)
Available-for-sale financial assets		(254,883)	(96,381)	(202,360)
Other financial assets		—	(4,851)	(15,672)

		(1,276,594)	(1,204,013)	(1,018,960)

Reversal of impairment losses on:
Available-for-sale financial assets		12,541	8,350	4,061

	~~W~~	(1,264,053)	(1,195,663)	(1,014,899)